UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


     Report for the Calendar Year or Quarter Ended:  June 30, 2011


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:      Hound Partners, LLC
Address:   101 Park Avenue, 48th Floor
           New York, New York 10178

Form 13F File Number:  028-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Jonathan Auerbach
Title:     Managing Member
Phone:     212-984-2500


Signature, Place, and Date of Signing:

  /s/Jonathan Auerbach          New York, New York           August 12, 2011
------------------------     ------------------------     ---------------------
       [Signature]                [City, State]                  [Date]

Report Type: (Check only one):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

     Form 13F File Number     Name
     --------------------     --------------------
     NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        2

Form 13F Information Table Entry Total:   19

Form 13F Information Table Value Total:  $575,447
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.     Form 13F File Number     Name
     ---     --------------------     ---------------------------------
      1.      028-13192                Hound Partners, LP

      2.      028-13191                Hound Partners Offshore Fund, LP

                                                     FORM 13F INFORMATION TABLE
                                                         Hound Partners LLC
                                                           June 30, 2011

COLUMN 1                        COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6     COLMN 7       COLUMN 8
--------                        --------     --------   --------        --------           --------     -----         --------
                                 TITLE                   VALUE      SHS OR    SH/ PUT/    INVESTMENT     OTHER    VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS       CUSIP    (x$1000)    PRN AMT   PRN CALL    DISCRETION    MANGERS     SOLE    SHR NONE
----------------------------  -------------  ---------  --------  ----------  --- ----  --------------  -------  ---------- --- ---
ASCENT MEDIA CORP             COM SER A      043632108   34,289      647,320   SH       SHARED-DEFINED  (1),(2)     647,320
BLOUNT INTL INC NEW           COM            095180105   22,810    1,305,663   SH       SHARED-DEFINED  (1),(2)   1,305,663
CARTER INC                    COM            146229109   46,856    1,523,272   SH       SHARED-DEFINED  (1),(2)   1,523,272
COMPASS MINERALS INTL INC     COM            20451N101   36,347      422,300   SH       SHARED-DEFINED  (1),(2)     422,300
ENSCO PLC                     SPONSORED ADR  29358Q109   45,773      858,781   SH       SHARED-DEFINED  (1),(2)     858,781
GOOGLE INC                    CL A           38259P508   24,965       49,301   SH       SHARED-DEFINED  (1),(2)      49,301
GRACE W R & CO DEL NEW        COM            38388F108   74,127    1,624,523   SH       SHARED-DEFINED  (1),(2)   1,624,523
KINDER MORGAN MANAGEMENT LLC  SHS            49455U100   15,476      235,947   SH       SHARED-DEFINED  (1),(2)     235,947
KRONOS WORLDWIDE INC          COM            50105F105   12,605      400,787   SH       SHARED-DEFINED  (1),(2)     400,787
LIBERTY MEDIA CORP NEW        INT COM SER A  53071M104   36,662    2,186,169   SH       SHARED-DEFINED  (1),(2)   2,186,169
LEVEL 3 COMMUNICATIONS INC    COM            52729N100   40,143   16,452,111   SH       SHARED-DEFINED  (1),(2)  16,452,111
MICROSOFT CORP                COM            594918104   12,116      466,004   SH       SHARED-DEFINED  (1),(2)     466,004
RUBICON TECHNOLOGY INC        COM            78112T107    8,204      486,600       PUT  SHARED-DEFINED  (1),(2)     486,600
RUBICON TECHNOLOGY INC        COM            78112T107    8,204      486,600   SH       SHARED-DEFINED  (1),(2)     486,600
THERAVANCE INC                COM            88338T104   12,332      555,236   SH       SHARED-DEFINED  (1),(2)     555,236
TRANSDIGM GROUP INC           COM            893641100   40,493      444,052   SH       SHARED-DEFINED  (1),(2)     444,052
USEC INC                      COM            90333E108    3,076      921,000      CALL  SHARED-DEFINED  (1),(2)     921,000
VALEANT PHARMACEUTICALS INTL  COM            91911K102   76,019    1,463,020   SH       SHARED-DEFINED  (1),(2)   1,463,020
WARNER CHILCOTT PLC IRELAND   SHS A          G94368100   24,950    1,034,000   SH       SHARED-DEFINED  (1),(2)   1,034,000



SK 22404 0006 1217894